General Information	6 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
General Information	General Information
Reporting Entity
Endava plc (“Endava” or the “Company” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group’s expertise spans the entire ideation-to-production spectrum, creating value for its clients through creation of Product and Technology Strategies and Intelligent Digital Experiences, delivered via world-class engineering and through its broad technical capabilities.
These unaudited condensed consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group as of and for the six months ended December 31, 2023. These condensed financial statements were authorised for issue by the Company's Board of Directors on March 27, 2024.